Related party transactions (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Related Party Transactions [Abstract]
Subordinated convertible notes issued	$ 18,240		$ 18,240		$ 16,370	$ 0
Subordinated convertible notes | Member of board of directors
Related Party Transactions [Abstract]
Subordinated convertible notes issued					1,400		$ 800
Interest expense	100		100
Subordinated convertible notes | Executive | Halo
Related Party Transactions [Abstract]
Subordinated convertible notes issued					100
Marketing services | Member of board of directors
Related Party Transactions [Abstract]
Expenses with related party		$ 100		$ 200	200	$ 100
Due to related party	$ 0		$ 0		$ 100